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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON 10/7/04
  PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL
                         TREATMENT EXPIRED ON 12/7/04.


          Report for the Calendar Year or Quarter Ended June 30, 2004

If amended report check here:      |X|                    Amendment Number: 3

This Amendment (Check only one):   | | is a restatement
                                   |X| adds new holding
                                       entries.

Goldman Sachs Group, Inc. (The)
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

85 Broad St.                    New York             NY             10004
--------------------------------------------------------------------------------
Business Address  (Street)       (City)            (State)          (Zip)


13F File Number: 28-04981

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Ted Chang           Vice President, Central Compliance      (212) 902-7202
--------------------------------------------------------------------------------
Name                               (Title)                       (Phone)


                                        /s/
                                      ------------------------------------------
                                           (Manual Signature of Person Duly
                                           Authorized to Submit This Report)

                                            New York NY, December 7, 2004
                                      ------------------------------------------
                                              (Place and Date of Signing)


Report Type:

[ x ]     13F HOLDINGS REPORT.

[   ]     13F NOTICE.

[   ]     13F COMBINATION REPORT.



                             Form 13F SUMMARY PAGE


Report Summary:

                                             1
Number of Other Included Managers:      ____________
                                             2
Form 13F Information Table Entry Total: _____________
                                          41,936.72
Form 13F Information Table Value Total: $____________
                                         (thousands)


List of Other Included Managers:

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report):



   13F File No.: Name:
   ------------- ------------------------------------------
 2.  28-00687     Goldman, Sachs & Co.
   ------------- ------------------------------------------




ITEM 1                         ITEM 2           ITEM 3      ITEM 4     ITEM 5    ITEM 6          ITEM 7           ITEM 8

                                                                                                            VOTING AUTHORITY
                                                            FAIR
                                             TITLE          MARKET      SHARES OR  SH/ Put/  Inv   Other
NAME OF ISSUER                                OF   CUSIP    VALUE       PRINCIPAL  PRN CLL   Dsc   Mana-  SOLE     SHARED    NONE
                                             CLASS NUMBER  (x$1000)     AMOUNT     (A) (B)   (C)   gers   (A)      (B)      (C)
------------------------------------------------------------------------------------------------------------------------------------

AT&T WIRELESS SERVICES INC                   CMN 00209A106   33,236.72  2,321,000  SH      SH-DEF  2      2,321,000
AT&T WIRELESS SERVICES INC                   CAL 00209A106    8,700.00  2,000,000  SH  CAL SH-DEF  2      2,000,000




